Other Intangibles	9 Months Ended
Sep. 30, 2011
Other Intangibles

(11) Other Intangibles

Other intangibles consisted of the following:

	Weighted-Average Useful Lives	December 31, 2010	December 31, 2009
Definite-lived intangible assets:
Trademarks and patents	10 years	$47,815	$49,813
Customer lists, contracts, licenses and other intangibles	14 years	199,804	202,311
Indefinite-lived intangible assets:
Trademarks	—	126,401	134,950
Licenses and other intangibles	—	2,441	2,441

		376,461	389,515
Less–Accumulated amortization		(182,286)	(168,746)

Other intangibles, net		$194,175	$220,769

Amortization expense for other intangibles was $18,065, $19,067 and $22,901 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively. Included in these amounts are impairment charges of $469, $396 and $0, respectively (see Note 2).

The aggregate amounts of anticipated amortization of intangible assets for each of the next five fiscal years and thereafter are as follows:

Year
2011	$12,656
2012	6,899
2013	5,563
2014	4,653
2015	4,237
Thereafter	31,325

$65,333